Related Party (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Sep. 10, 2015	Oct. 19, 2016	Mar. 28, 2016	Jan. 29, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 07, 2016	Jul. 06, 2015
Other receivable, related party							$ 48,778
Exercise price of warrants		$ 0.05
Foregoing warrants excercise price	$ 0.05	$ 0.05
Warrants exercisable	10 years
Common stock warrants	3,750,000	3,750,000					1,250,000	1,250,000
Common stock fair value	$ 31,109	$ 31,109
Option-pricing per share	$ 0.0083	$ 0.0083
Volatility rate	232.00%	232.00%
Risk-free interest rate	1.75%	1.75%							1.75%
Expected term	10 years	10 years						0 years	9 years 2 months 19 days
Stock-based compensation								$ 25,030	$ 1,529,182
Accrued interest, related parties							$ 4,770	3,570	1,170
Notes Payable, Related Parties [Member]
Accrued interest, related parties							4,770	3,570
Joint Venture Partner [Member]
Other receivable, related party							48,778
Chief Executive Officer [Member]
Reimbursable expenses							1,192	306	3,265
Unsecured loan											$ 10,000
Interest rate											8.00%
Chief Executive Officer [Member] | Notes Payable, Related Parties [Member]
Unsecured loan											$ 10,000
Board of Directors Chairman [Member]
Amount owed							46,016	46,016	37,486
Reimbursable expenses							$ 6,228	$ 6,167	$ 13,917
Unsecured loan											$ 10,000
Interest rate											8.00%
Stock issued, shares			1,000,000	4,000,000
Stock issued, value			$ 10	$ 40
Exercise price of warrants			$ 0.00001	$ 0.00001
Board of Directors Chairman [Member] | Notes Payable, Related Parties [Member]
Unsecured loan											$ 10,000
Board of Directors Chairman [Member] | Series A Preferred Stock [Member]
Stock issued, shares						1,000,000
Stock issued, value						$ 1,000
Exercise price of warrants						$ 0.001
Board of Directors Chairman [Member] | October 1, 2015 [Member]
Stock issued, shares								3,000,000
Stock issued, value								$ 30
Exercise price of warrants								$ 0.00001
Chief Executive Officer [Member]
Stock issued, shares				4,000,000
Stock issued, value				$ 40
Exercise price of warrants				$ 0.00001
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Stock issued, shares						1,000,000
Stock issued, value						$ 1,000
Exercise price of warrants						$ 0.001
Director [Member]
Unsecured loan											$ 10,000
Interest rate											8.00%
Director [Member] | Notes Payable, Related Parties [Member]
Unsecured loan											$ 10,000
Richard Najarian [Member]
Stock issued, shares					600,000
Stock issued, value					$ 13,765
Purchase shares of common stock	200,000	200,000
Common stock fair value					$ 9,120
Jay Rosen [Member]
Purchase shares of common stock	200,000	200,000
John Borza [Member]
Purchase shares of common stock	600,000	600,000
Heidi Carl [Member]
Purchase shares of common stock	750,000	750,000
Mitchell Felder [Member]
Purchase shares of common stock	1,000,000	1,000,000
William Hartman [Member]
Purchase shares of common stock										1,000,000